PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 538	$ 537	$ 552
Additions		1
Disposals			(15)
Ending balance	538	538	537
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	537	533	543
Additions			5
Depreciation for the year	1	3
Disposals			(15)
Ending balance	538	537	533
Carrying value of property and equipment	1	2	3
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418	418	418
Additions
Disposals
Ending balance	418	418	418
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	418	418	417
Additions			1
Depreciation for the year
Disposals
Ending balance	418	418	418
Carrying value of property and equipment
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31	30	32
Additions		1
Disposals			(2)
Ending balance	31	31	30
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	30	27	27
Additions			2
Depreciation for the year	1	3
Disposals			(2)
Ending balance	31	30	27
Carrying value of property and equipment	1	1	2
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89	89	102
Additions
Disposals			(13)
Ending balance	89	89	89
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	88	87	99
Additions			2
Depreciation for the year	1	1
Disposals			(14)
Ending balance	89	88	87
Carrying value of property and equipment		$ 1	$ 1